Expense Example {- Fidelity Managed Retirement 2020 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-12 - Fidelity Managed Retirement 2020 Fund - Fidelity Managed Retirement 2020 Fund	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591